VALUATION AND QUALIFYING ACCOUNTS (Details) - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Allowance for doubtful accounts at Beginning of Period		$ 2,032	$ 2,329	$ 1,960
Additions Charged to Cost and Expenses		5	62	752
Write-offs/ Other	[1]	(1,663)	(359)	(383)
Allowance for doubtful accounts at End of Period		374	2,032	2,329
Reserve for inventory valuation at Beginning of Period		13,640	11,861	9,075
Additions Charged to Cost and Expenses		1,996	2,537	1,895
Write-offs/ Other	[1]	(2,432)	(758)	891
Reserve for inventory valuation at End of Period		$ 13,204	$ 13,640	$ 11,861

[1]	The 2018 year includes $1,372 of reserves for inventory valuation acquired in connection with the Mimosa Acquisition.